QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value

57.14%	EXCHANGE TRADED FUNDS

21.71%	AGGREGATE BOND
	iShares Core 10+ Year USD Bond ETF	2,314	$157,583
	iShares Core International Aggregate Bond ETF	860	47,119
	iShares Core Total USD Bond Market ETF	8,609	448,615
	iShares Ultra Short-Term Bond ETF	2,763	139,062
	iShares Yield Optimized Bond ETF	45,533	1,168,513
	Vanguard Total International Bond ETF	2,194	124,136
	WisdomTree Yield Enhanced U.S. Aggregate Bond ETF	23,837	1,245,483
			3,330,511

1.00%	BROAD MARKET
	iShares Core Dividend Growth ETF	3,648	153,471

17.99%	CORPORATE
	iShares 0-5 Year Investment Grade Corporate Bond ETF	22,861	1,166,825
	iShares Intermediate-Term Corporate Bond ETF	11,621	673,786
	ProShares Investment Grade-Interest Rate Hedged ETF	947	73,246
	VanEck Vectors Investment Grade Floating Rate ETF	33,436	846,265
			2,760,122

10.89%	CORPORATE HIGH YIELD
	Invesco BulletShares 2024 Corporate Bond ETF	19,207	412,374
	iShares Short-Term Corporate Bond ETF	9,656	517,851
	Vanguard Intermediate-Term Corporate Bond ETF	8,102	739,956
			1,670,181

0.80%	FIXED INCOME EMERGING MARKET
	Vanguard Emerging Markets Government Bond ETF	1,507	122,685

1.19%	GOVERNMENT
	Vanguard Long-Term Treasury ETF	1,755	146,139
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	269	35,866
			182,005

0.63%	INTERNATIONAL
	ALPS International Sector Dividend Dogs ETF	661	18,158
	Invesco S&P International Developed Quality ETF	853	22,084
	iShares Currency Hedged MSCI EAFE Small-Cap ETF	98	3,013
	Vanguard FTSE Developed Markets ETF	842	37,098
	WisdomTree Dynamic Currency Hedged International Equity ETF	550	16,665
			97,018

1.72%	LARGE CAP
	iShares Russell Top 200 ETF	936	70,322
	Schwab U.S. Dividend Equity ETF	913	52,881
	Schwab U.S. Large-Cap Growth ETF	616	57,233
	SPDR Portfolio S&P 500 Value ETF	1,952	68,144
	SPDR Russell 1000 Yield Focus ETF	199	15,170
			263,750

0.67%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	29	7,626
	iShares Russell Mid-Cap Growth ETF	278	42,417
	Schwab U.S. Mid-Cap ETF	181	10,887
	Vanguard Mid-Cap ETF	233	41,516
			102,446

0.04%	SMALL CAP
	Vanguard Small-Cap Value ETF	44	6,031

0.50%	TECHNOLOGY
	Invesco QQQ Trust Series I ETF	365	77,603

57.14%	TOTAL EXCHANGE TRADED FUNDS		8,765,823

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
39.96%	MUTUAL FUNDS

18.19%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	32,218	$372,442
	DFA Investment Grade Portfolio Institutional Class	5,803	65,288
	John Hancock Bond Fund R6 Class	9,143	147,392
	JPMorgan Income Fund R6 Class	28,199	271,560
	JPMorgan Unconstrained Debt Fund R6 Class	2,237	22,032
	Lord Abbett Bond Debenture Fund R6 Class	5,228	42,292
	Lord Abbett Short Duration Income Fund R6 Class	6,518	27,440
	PIMCO Long-Term Credit Bond Fund Institutional Class	17,880	231,005
	Putnam Fixed Income Absolute Return Fund Y Class	4,651	45,859
	TIAA-CREF Bond Plus Fund Institutional Class	34,819	372,567
	Vanguard Intermediate-Term Bond Index Fund Institutional Class	100,959	1,192,326
			2,790,203

2.87%	BLEND LARGE CAP
	Bridgeway Blue Chip Fund	4,147	61,915
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	3,595	49,255
	DFA U.S. Large Company Portfolio Institutional Class	4,129	102,305
	Fidelity 500 Index Fund	681	76,304
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	2,169	59,568
	Schwab S&P 500 Index Fund	305	15,063
	Vanguard Institutional Index Fund Institutional Class	262	75,899
			440,309

0.04%	BLEND SMALL CAP
	Schwab Small-Cap Index Fund	200	5,836

2.08%	CONVERTIBLE
	Franklin Convertible Securities Fund R6 Class	4,665	101,642
	Fidelity Convertible Securities Fund	3,595	112,190
	Lord Abbett Convertible Fund R6 Class	7,802	105,867
			319,699

1.38%	EMERGING MARKET STOCK
	TIAA-CREF Emerging Markets Debt Fund Institutional Class	5,496	55,620
	Vanguard Emerging Markets Bond Fund Admiral Class	6,024	156,131
			211,751

1.11%	FOREIGN AGGREGRATE
	Columbia Strategic Income Fund I3 Class	2,497	14,830
	Dodge & Cox Global Bond Fund	13,981	155,193
			170,023

0.42%	FOREIGN BLEND
	DFA International Vector Equity Portfolio Institutional Class	256	3,124
	MFS International New Discovery Fund R6 Class	86	3,069
	Vanguard Global Minimum Volatility Fund Admiral Class	506	14,702
	Vanguard Total World Stock Index Fund Admiral Class	1,521	43,613
			64,508

0.38%	FOREIGN GROWTH
	Harbor Global Leaders Fund Institutional Class	1,449	44,747
	MFS International Growth Fund R6 Class	380	14,084
			58,831

2.11%	GENERAL CORPORATE BOND
	JPMorgan Corporate Bond R6 Class	31,536	324,501

0.33%	GROWTH BROAD MARKET
	American Funds New Perspective Fund R6 Class	1,071	50,593

2.39%	GROWTH LARGE CAP
	AB FlexFee Large Cap Growth Portfolio Advisor Class	2,941	45,558
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	3,887	125,962
	JPMorgan Large Cap Growth Fund R6 Class	1,267	53,260
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	2,903	105,537
	Vanguard U.S. Growth Fund Admiral Class	323	36,015
			366,332

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
0.04%	GROWTH SMALL CAP
	Vanguard Explorer Fund Admiral Class	62	$5,992

2.17%	HIGH YIELD BOND
	AB FlexFee High Yield Portfolio Advisor Class	3,058	29,816
	Diamond Hill High Yield Fund Institutional Class	1,329	14,660
	Vanguard High-Yield Corporate Fund Admiral Class	48,498	289,050
			333,526

1.01%	MARKET NEUTRAL
	Calamos Market Neutral Income Fund Institutional Class	11,658	155,170

3.72%	SHORT TERM CORPORATE BOND
	Vanguard Short-Term Corporate Bond Index Fund Admiral Class	25,875	570,020

0.49%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	1,311	75,268

1.00%	VALUE LARGE CAP
	JPMorgan Equity Income Fund R6 Class	2,719	52,859
	Vanguard Value Index Fund Institutional Class	2,143	100,219
			153,078

0.23%	VALUE MID CAP
	Vanguard Mid-Cap Value Index Fund Admiral Class	578	35,702

39.96%	TOTAL MUTUAL FUNDS		6,131,342

2.78%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 1.74%*	426,352	426,479

99.88%	TOTAL INVESTMENTS		15,323,644
0.12%	Other assets, net of liabilities		18,107
100.00%	NET ASSETS		$15,341,751

* Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$8,765,823	$—	$—	$8,765,823
Mutual Funds	6,131,342	—	—	6,131,342
Money Market Funds	426,479	—	—	426,479
Total Investments	$15,323,644	$—	$—	$15,323,644

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $14,927,444 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$413,018
Gross unrealized depreciation	(16,818)
Net unrealized appreciation	$396,200

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value

50.92%	EXCHANGE TRADED FUNDS

19.69%	AGGREGATE BOND
	iShares Core 10+ Year USD Bond ETF	8,460	$576,126
	iShares Core International Aggregate Bond ETF	6,343	347,533
	iShares Core Total USD Bond Market ETF	22,238	1,158,822
	iShares Yield Optimized Bond ETF	198,126	5,084,508
	Vanguard Total International Bond ETF	6,301	356,511
	WisdomTree Yield Enhanced U.S. Aggregate Bond ETF	78,371	4,094,885
			11,618,385

0.97%	BROAD MARKET
	iShares Core Dividend Growth ETF	13,577	571,184

8.75%	CORPORATE
	iShares 0-5 Year Investment Grade Corporate Bond ETF	31,034	1,583,975
	iShares Intermediate-Term Corporate Bond ETF	47,033	2,726,973
	ProShares Investment Grade-Interest Rate Hedged ETF	5,550	429,265
	VanEck Vectors Investment Grade Floating Rate Bond ETF	16,562	419,184
			5,159,397

8.80%	CORPORATE HIGH YIELD
	Invesco BulletShares 2024 Corporate Bond ETF	77,130	1,655,981
	iShares Short-Term Corporate Bond ETF	17,257	925,493
	Vanguard Intermediate-Term Corporate Bond ETF	28,596	2,611,673
			5,193,147

1.00%	FIXED INCOME EMERGING MARKET
	Vanguard Emerging Markets Government Bond ETF	7,261	591,118

0.95%	GLOBAL MARKETS
	iShares Global 100 ETF	5,507	297,048
	iShares MSCI World ETF	2,685	265,224
			562,272

1.44%	GOVERNMENT
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	1,652	220,261
	Vanguard Long-Term Treasury ETF	7,584	631,520
			851,781

1.81%	INTERNATIONAL
	ALPS International Sector Dividend Dogs ETF	11,644	319,861
	Invesco S&P International Developed Quality ETF	4,578	118,525
	iShares Currency Hedged MSCI EAFE Small-Cap ETF	760	23,368
	iShares MSCI EAFE Small-Cap ETF	742	46,212
	SPDR Portfolio Developed World ex-US ETF	7,057	221,237
	Vanguard FTSE Developed Markets ETF	4,681	206,245
	WisdomTree Dynamic Currency Hedged International Equity ETF	2,690	81,507
	WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	1,486	48,912
			1,065,867

4.35%	LARGE CAP
	iShares Russell Top 200 ETF	7,251	544,768
	Schwab U.S. Dividend Equity ETF	7,383	427,623
	Schwab U.S. Large-Cap Growth ETF	6,210	576,971
	SPDR Portfolio S&P 500 Value ETF	16,719	583,660
	SPDR Russell 1000 Yield Focus ETF	2,652	202,162
	Vanguard Mega Cap Value ETF	2,627	229,022
			2,564,206

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
2.04%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	336	$88,359
	iShares Russell Mid-Cap Growth ETF	2,624	400,370
	Schwab U.S. Mid-Cap ETF	3,202	192,600
	Vanguard Mid-Cap ETF	2,095	373,287
	WisdomTree U.S. MidCap Dividend ETF	3,899	148,318
			1,202,934

0.16%	SMALL CAP
	Invesco S&P SmallCap Value with Momentum ETF	858	29,052
	SPDR S&P 600 SmallCap Value ETF	450	29,570
	Vanguard Small-Cap Value ETF	275	37,694
			96,316

0.81%	TECHNOLOGY
	Invesco QQQ Trust Series I ETF	2,261	480,711

0.15%	THEMATIC
	Global X Health & Wellness Thematic ETF	4,045	88,071

50.92%	TOTAL EXCHANGE TRADED FUNDS		30,045,389

46.72%	MUTUAL FUNDS

18.61%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	150,072	1,734,836
	DFA Investment Grade Portfolio Institutional Class	24,820	279,228
	John Hancock Bond Fund R6 Class	71,342	1,150,026
	JPMorgan Income Fund R6 Class	124,822	1,202,038
	JPMorgan Unconstrained Debt Fund R6 Class	8,777	86,454
	Lord Abbett Bond Debenture Fund R6 Class	18,565	150,193
	Lord Abbett Short Duration Income Fund R6 Class	16,129	67,903
	PIMCO Long-Term Credit Bond Fund Institutional Class	51,881	670,304
	Putnam Fixed Income Absolute Return Fund Y Class	14,831	146,230
	TIAA-CREF Bond Plus Fund Institutional Class	162,411	1,737,797
	Vanguard Intermediate-Term Bond Index Fund Institutional Class	317,957	3,755,074
			10,980,083

5.33%	BLEND LARGE CAP
	Bridgeway Blue Chip Fund	29,287	437,253
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	32,248	441,795
	DFA U.S. Large Company Portfolio Institutional Class	27,091	671,307
	Fidelity 500 Index Fund	3,696	414,028
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	15,090	414,383
	Schwab S&P 500 Index Fund	4,731	233,648
	Vanguard Institutional Index Fund Institutional Class	1,824	529,494
			3,141,908

0.05%	BLEND MID CAP
	TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	2,332	28,634

0.11%	BLEND SMALL CAP
	Schwab Small-Cap Index Fund	2,316	67,450

2.07%	CONVERTIBLE
	Fidelity Convertible Securities Fund	14,716	459,272
	Franklin Convertible Securities Fund R6 Class	17,517	381,695
	Lord Abbett Convertible Fund R6 Class	28,232	383,112
			1,224,079

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
1.31%	EMERGING MARKET STOCK
	TIAA-CREF Emerging Markets Debt Fund Institutional Class	28,775	$291,201
	Vanguard Emerging Markets Bond Fund Admiral Class	18,500	479,510
			770,711

1.17%	FOREIGN AGGREGRATE
	Columbia Strategic Income Fund I3 Class	9,718	57,724
	Dodge & Cox Global Bond Fund	56,755	629,979
			687,703

1.24%	FOREIGN BLEND
	AB Global Core Equity Portfolio Advisor Class	18,539	259,922
	DFA International Vector Equity Portfolio Institutional Class	2,031	24,819
	MFS International New Discovery Fund R6 Class	997	35,755
	Vanguard Global Minimum Volatility Fund Admiral Class	4,819	140,101
	Vanguard Total World Stock Index Fund Admiral Class	9,522	273,087
			733,684

1.15%	FOREIGN GROWTH
	American Funds SMALLCAP World Fund F3 Class	951	56,586
	Fidelity International Small Cap Opportunities Fund	1,844	37,981
	Harbor Global Leaders Fund Institutional Class	9,059	279,734
	MFS International Growth Fund R6 Class	3,159	117,197
	Vanguard International Growth Fund Admiral Class	1,818	186,915
			678,413

1.95%	GENERAL CORPORATE BOND
	JPMorgan Corporate Bond R6 Class	112,056	1,153,057

0.49%	GROWTH BROAD MARKET
	American Funds New Perspective Fund R6 Class	6,103	288,356

4.35%	GROWTH LARGE CAP
	AB FlexFee Large Cap Growth Portfolio Advisor Class	18,982	294,037
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	23,847	772,892
	JPMorgan Large Cap Growth Fund R6 Class	9,949	418,158
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	17,946	652,323
	Vanguard U.S. Growth Fund Admiral Class	3,846	428,506
			2,565,916

0.10%	GROWTH MID CAP
	Janus Henderson Enterprise Fund Institutional Class	392	55,940

0.17%	GROWTH SMALL CAP
	JPMorgan Small Cap Growth Fund R6 Class	1,335	27,386
	Vanguard Explorer Fund Admiral Class	365	35,479
	Vanguard Small-Cap Growth Index Fund Institutional Class	636	35,600
			98,465
2.16%	HIGH YIELD BOND
	AB FlexFee High Yield Portfolio Advisor Class	13,100	127,730
	Diamond Hill High Yield Fund Institutional Class	5,131	56,595
	Vanguard High-Yield Corporate Fund Admiral Class	183,025	1,090,831
			1,275,156

1.07%	MARKET NEUTRAL
	Calamos Market Neutral Income Fund Institutional Class	47,344	630,151

2.00%	SHORT TERM CORPORATE BOND
	Vanguard Short-Term Corporate Bond Index Fund Admiral Class	53,680	1,182,580

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
1.08%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	11,108	$637,828

1.98%	VALUE LARGE CAP
	JPMorgan Equity Income Fund R6 Class	30,145	586,014
	Vanguard Value Index Fund Institutional Class	12,464	582,948
			1,168,962

0.33%	VALUE MID CAP
	Vanguard Mid-Cap Value Index Fund Admiral Class	3,115	192,502

46.72%	TOTAL MUTUAL FUNDS		27,561,578

2.07%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 1.74%*	1,219,729	1,220,093

99.71%	TOTAL INVESTMENTS		58,827,060
0.29%	Other assets, net of liabilities		172,218
100.00%	NET ASSETS		$58,999,278

* Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$30,045,389	$—	$—	$30,045,389
Mutual Funds	27,561,578	—	—	27,561,578
Money Market Funds	1,220,093	—	—	1,220,093
Total Investments	$58,827,060	$—	$—	$58,827,060

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $56,527,973 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,365,638
Gross unrealized depreciation	(66,551)
Net unrealized appreciation	$2,299,087

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value

43.42%	EXCHANGE TRADED FUNDS

13.92%	AGGREGATE BOND
	iShares Core 10+ Year USD Bond ETF	2,236	$152,272
	iShares Core International Aggregate Bond ETF	1,117	61,200
	iShares Core Total USD Bond Market ETF	7,347	382,852
	iShares Yield Optimized Bond ETF	30,160	773,996
	Vanguard Total International Bond ETF	1,612	91,207
	WisdomTree Yield Enhanced U.S. Aggregate Bond ETF	14,199	741,898
			2,203,425

1.03%	BROAD MARKET
	iShares Core Dividend Growth ETF	3,877	163,105

5.16%	CORPORATE
	iShares 0-5 Year Investment Grade Corporate Bond ETF	3,789	193,391
	iShares Intermediate-Term Corporate Bond ETF	10,110	586,178
	ProShares Investment Grade-Interest Rate Hedged ETF	486	37,590
			817,159

3.79%	CORPORATE HIGH YIELD
	iShares Short-Term Corporate Bond ETF	259	13,890
	Vanguard Intermediate-Term Corporate Bond ETF	6,421	586,430
			600,320

0.31%	EMERGING MARKETS
	SPDR Portfolio Emerging Markets ETF	1,279	48,078

0.79%	FIXED INCOME EMERGING MARKET
	Vanguard Emerging Markets Government Bond ETF	1,542	125,534

1.70%	GLOBAL MARKETS
	iShares Global 100 ETF	2,820	152,111
	iShares MSCI World ETF	1,178	116,363
			268,474

1.35%	GOVERNMENT
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	382	50,932
	Vanguard Long-Term Treasury ETF	1,959	163,126
			214,058

3.24%	INTERNATIONAL
	ALPS International Sector Dividend Dogs ETF	4,910	134,878
	Invesco S&P International Developed Quality ETF	1,812	46,913
	iShares Currency Hedged MSCI EAFE Small-Cap ETF	827	25,428
	iShares MSCI EAFE Small-Cap ETF	640	39,859
	SPDR Portfolio Developed World ex-US ETF	3,810	119,443
	Vanguard FTSE Developed Markets ETF	2,120	93,407
	WisdomTree Dynamic Currency Hedged International Equity ETF	718	21,755
	WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	944	31,072
			512,755

6.42%	LARGE CAP
	iShares Russell Top 200 ETF	3,207	240,942
	Schwab U.S. Dividend Equity ETF	2,707	156,789
	Schwab U.S. Large-Cap Growth ETF	2,351	218,431
	SPDR Portfolio S&P 500 Value ETF	4,492	156,816
	SPDR Russell 1000 Yield Focus ETF	1,643	125,246
	Vanguard Mega Cap Value ETF	1,342	116,996
			1,015,220

3.76%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	237	62,325
	iShares Russell Mid-Cap Growth ETF	1,278	194,997
	Schwab U.S. Mid-Cap ETF	1,921	115,548
	Vanguard Mid-Cap ETF	1,034	184,238
	WisdomTree U.S. MidCap Dividend ETF	1,005	38,230
			595,338

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
0.45%	SMALL CAP
	Invesco S&P SmallCap Value with Momentum ETF	553	$18,725
	SPDR S&P 600 Small Cap Value ETF	356	23,393
	Vanguard Small-Cap Value ETF	213	29,196
			71,314

1.26%	TECHNOLOGY
	Invesco QQQ Trust Series I ETF	934	198,578

0.24%	THEMATIC
	Global X Health & Wellness Thematic ETF	1,720	37,449

43.42%	TOTAL EXCHANGE TRADED FUNDS		6,870,807

52.18%	MUTUAL FUNDS

13.48%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	33,070	382,287
	DFA Investment Grade Portfolio Institutional Class	6,490	73,018
	John Hancock Bond Fund R6 Class	9,427	151,967
	JPMorgan Income Fund R6 Class	27,786	267,575
	JPMorgan Unconstrained Debt Fund R6 Class	1,546	15,227
	Lord Abbett Bond Debenture Fund R6 Class	6,119	49,499
	Lord Abbett Short Duration Income Fund R6 Class	3,257	13,713
	PIMCO Long-Term Credit Bond Fund Institutional Class	12,810	165,499
	Putnam Fixed Income Absolute Return Fund Y Class	2,019	19,907
	TIAA-CREF Bond Plus Fund Institutional Class	24,203	258,971
	Vanguard Intermediate-Term Bond Index Fund Institutional Class	62,332	736,137
			2,133,800

7.63%	BLEND LARGE CAP
	Bridgeway Blue Chip Fund	12,742	190,241
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	13,853	189,783
	DFA U.S. Large Company Portfolio Institutional Class	9,732	241,151
	Fidelity 500 Index Fund	1,741	195,013
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	6,266	172,078
	Schwab S&P 500 Index Fund	1,560	77,039
	Vanguard Institutional Index Fund Institutional Class	492	142,794
			1,208,099

0.21%	BLEND MID CAP
	TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	2,664	32,715

0.25%	BLEND SMALL CAP
	Schwab Small-Cap Index Fund	1,334	38,836

2.03%	CONVERTIBLE
	Fidelity Convertible Securities Fund	3,775	117,821
	Franklin Convertible Securities Fund R6 Class	4,649	101,298
	Lord Abbett Convertible Fund R6 Class	7,466	101,307
			320,426

1.87%	EMERGING MARKET STOCK
	JPMorgan Emerging Markets Equity Fund R6 Class	3,179	103,856
	TIAA-CREF Emerging Markets Debt Fund Institutional Class	7,001	70,849
	Vanguard Emerging Markets Bond Fund Admiral Class	4,695	121,693
			296,398

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
1.10%	FOREIGN AGGREGRATE
	Columbia Strategic Income Fund I3 Class	2,552	$15,161
	Dodge & Cox Global Bond Fund	14,318	158,932
			174,093

2.83%	FOREIGN BLEND
	AB Global Core Equity Portfolio Advisor Class	5,445	76,337
	DFA International Large Cap Growth Portfolio Institutional Class	1,089	15,115
	DFA International Vector Equity Portfolio Institutional Class	2,667	32,597
	MFS Global New Discovery Fund R6 Class	1,831	37,564
	MFS International New Discovery Fund R6 Class	416	14,929
	Schwab Fundamental International Large Company Index Fund	5,032	45,386
	Vanguard Global Minimum Volatility Fund Admiral Class	3,062	89,022
	Vanguard Total World Stock Index Fund Admiral Class	4,748	136,158
			447,108

2.71%	FOREIGN GROWTH
	American Funds SMALLCAP World Fund F3 Class	625	37,210
	Fidelity International Small Cap Opportunities Fund	2,385	49,139
	Harbor Global Leaders Fund Institutional Class	6,391	197,350
	MFS International Growth Fund R6 Class	1,254	46,518
	Vanguard International Growth Fund Admiral Class	964	99,072
			429,289

2.41%	GENERAL CORPORATE BOND
	JPMorgan Corporate Bond R6 Class	37,090	381,656

0.92%	GROWTH BROAD MARKET
	American Funds New Perspective Fund R6 Class	3,092	146,091

6.37%	GROWTH LARGE CAP
	AB FlexFee Large Cap Growth Portfolio Advisor Class	10,040	155,521
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	9,100	294,932
	JPMorgan Large Cap Growth Fund R6 Class	4,160	174,849
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	6,368	231,468
	Vanguard U.S. Growth Fund Admiral Class	1,355	150,971
			1,007,741

0.19%	GROWTH MID CAP
	Janus Henderson Enterprise Fund Institutional Class	205	29,289

0.44%	GROWTH SMALL CAP
	JPMorgan Small Cap Growth Fund R6 Class	1,059	21,718
	Vanguard Explorer Fund Admiral Class	228	22,180
	Vanguard Small-Cap Growth Index Fund Institutional Class	451	25,227
			69,125

2.01%	HIGH YIELD BOND
	AB FlexFee High Yield Portfolio Advisor Class	4,627	45,109
	Diamond Hill High Yield Fund Institutional Class	3,461	38,179
	Vanguard High-Yield Corporate Fund Admiral Class	39,318	234,338
			317,626

0.44%	MARKET NEUTRAL
	Calamos Market Neutral Income Fund Institutional Class	5,281	70,290

1.12%	SHORT TERM CORPORATE BOND
	Vanguard Shot-Term Corporate Bond Index Fund Admiral Class	8,065	177,677

2.22%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	6,118	351,322

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

	Security Description	Number of Shares	Fair Value
3.16%	VALUE LARGE CAP
	JPMorgan Equity Income Fund R6 Class	17,750	$345,070
	Vanguard Value Index Fund Institutional Class	3,326	155,557
			500,627

0.79%	VALUE MID CAP
	Vanguard Mid-Cap Value Index Fund Admiral Class	2,025	125,125

52.18%	TOTAL MUTUAL FUNDS		8,257,333

3.44%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 1.74%*	544,940	545,098

99.04%	TOTAL INVESTMENTS		15,673,238
0.96%	Other assets, net of liabilities		151,720
100.00%	NET ASSETS		$15,824,958

* Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$6,870,807	$—	$—	$6,870,807
Mutual Funds	8,257,333	—	—	8,257,333
Money Market Funds	545,098	—	—	545,098
Total Investments	$15,673,238	$—	$—	$15,673,238

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,031,462 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$665,884
Gross unrealized depreciation	(24,108)
Net unrealized appreciation	$641,776

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value

44.88%	EXCHANGE TRADED FUNDS

10.46%	AGGREGATE BOND
	iShares Core 10+ Year USD Bond ETF	17,875	$1,217,288
	iShares Core International Aggregate Bond ETF	12,765	699,394
	iShares Core Total USD Bond Market ETF	41,955	2,186,275
	iShares Yield Optimized Bond ETF	314,012	8,058,490
	Vanguard Total International Bond ETF	12,078	683,373
	WisdomTree Yield Enhanced U.S. Aggregate Bond ETF	109,613	5,727,279
			18,572,099

1.82%	BROAD MARKET
	iShares Core Dividend Growth ETF	76,878	3,234,257

2.55%	CORPORATE
	iShares Intermediate-Term Corporate Bond ETF	70,981	4,115,478
	ProShares Investment Grade-Interest Rate Hedged ETF	5,318	411,321
			4,526,799

2.34%	CORPORATE HIGH YIELD
	Vanguard Intermediate-Term Corporate Bond ETF	45,456	4,151,496

0.65%	EMERGING MARKETS
	SPDR Portfolio Emerging Markets ETF	30,742	1,155,592

0.76%	FIXED INCOME EMERGING MARKET
	Vanguard Emerging Markets Government Bond ETF	16,554	1,347,661

2.28%	GLOBAL MARKETS
	iShares Global 100 ETF	42,212	2,276,915
	iShares MSCI World ETF	18,007	1,778,731
			4,055,646

0.95%	GOVERNMENT
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	3,110	414,656
	Vanguard Long-Term Treasury ETF	15,369	1,279,777
			1,694,433

0.54%	HEALTHCARE
	iShares U.S. Medical Devices ETF	3,609	953,931

4.98%	INTERNATIONAL
	ALPS International Sector Dividend Dogs ETF	82,956	2,278,801
	Invesco S&P International Developed Quality ETF	34,539	894,222
	iShares Currency Hedged MSCI EAFE Small-Cap ETF	23,381	718,896
	iShares MSCI EAFE Small-Cap ETF	14,636	911,530
	SPDR Portfolio Developed World ex-US ETF	39,727	1,245,441
	Vanguard FTSE Developed Markets ETF	33,828	1,490,462
	WisdomTree Dynamic Currency Hedged International Equity ETF	14,075	426,473
	WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	21,610	711,295
	Xtrackers MSCI All World ex US Hedged Equity ETF	5,514	159,446
			8,836,566

7.84%	LARGE CAP
	iShares Russell Top 200 ETF	38,528	2,894,609
	Schwab U.S. Dividend Equity ETF	36,661	2,123,405
	Schwab U.S. Large-Cap Growth ETF	30,910	2,871,848
	SPDR Portfolio S&P 500 Value ETF	61,065	2,131,779
	SPDR Russell 1000 Yield Focus ETF	27,880	2,125,292
	Vanguard Mega Cap Value ETF	20,386	1,777,251
			13,924,184

5.83%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	3,586	943,026
	iShares Russell Mid-Cap Growth ETF	23,376	3,566,710
	Schwab U.S. Mid-Cap ETF	24,154	1,452,863
	Vanguard Mid-Cap ETF	20,665	3,682,090
	WisdomTree U.S. MidCap Dividend ETF	18,520	704,501
			10,349,190

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
0.93%	SMALL CAP
	Invesco S&P SmallCap Value with Momentum ETF	14,638	$495,643
	SPDR S&P 600 Small Cap Value ETF	8,184	537,771
	Vanguard Small-Cap Value ETF	4,549	623,531
			1,656,945

2.32%	TECHNOLOGY
	Invesco QQQ Trust Series I ETF	13,645	2,901,063
	iShares U.S. Technology ETF	1,801	418,913
	Vanguard Information Technology ETF	3,275	801,884
			4,121,860

0.63%	THEMATIC
	Global X Health & Wellness Thematic ETF	51,771	1,127,205

44.88%	TOTAL EXCHANGE TRADED FUNDS		79,707,864

52.37%	MUTUAL FUNDS

7.92%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	150,490	1,739,666
	DFA Investment Grade Portfolio Institutional Class	76,421	859,736
	John Hancock Bond Fund R6 Class	54,047	871,237
	JPMorgan Income Fund R6 Class	280,899	2,705,058
	Lord Abbett Bond Debenture Fund R6 Class	45,859	370,997
	PIMCO Long-Term Credit Bond Fund Institutional Class	100,010	1,292,127
	Putnam Fixed Income Absolute Return Fund Y Class	17,640	173,929
	TIAA-CREF Bond Plus Fund Institutional Class	161,981	1,733,199
	Vanguard Intermediate-Term Bond Index Fund Institutional Class	365,527	4,316,869
			14,062,818

8.88%	BLEND LARGE CAP
	Bridgeway Blue Chip Fund	156,294	2,333,475
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	174,226	2,386,902
	DFA U.S. Large Company Portfolio Institutional Class	119,772	2,967,959
	Fidelity 500 Index Fund	16,818	1,883,910
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	94,338	2,590,509
	Schwab S&P 500 Index Fund	26,278	1,297,862
	Vanguard Institutional Index Fund Institutional Class	7,953	2,308,217
			15,768,834

0.43%	BLEND MID CAP
	TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	62,724	770,249

0.48%	BLEND SMALL CAP
	Schwab Small-Cap Index Fund	29,258	851,987

1.42%	CONVERTIBLE
	Fidelity Convertible Securities Fund	27,905	870,905
	Franklin Convertible Securities Fund R6 Class	37,980	827,586
	Lord Abbett Convertible Fund R6 Class	61,016	827,991
			2,526,482

2.31%	EMERGING MARKET STOCK
	American Funds New World Fund F3 Class	10,152	715,817
	JPMorgan Emerging Markets Equity Fund R6 Class	54,870	1,792,608
	TIAA-CREF Emerging Markets Debt Fund Institutional Class	57,345	580,330
	Vanguard Emerging Markets Bond Fund Admiral Class	38,839	1,006,701
			4,095,456

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
0.84%	FOREIGN AGGREGRATE
	Dodge & Cox Global Bond Fund	133,930	$1,486,618

6.28%	FOREIGN BLEND
	AB Global Core Equity Portfolio Advisor Class	221,340	3,103,188
	DFA International Large Cap Growth Portfolio Institutional Class	12,388	171,950
	DFA International Vector Equity Portfolio Institutional Class	72,911	890,966
	MFS Global New Discovery Fund R6 Class	40,598	833,070
	MFS International New Discovery Fund R6 Class	4,860	174,337
	MFS Research International Fund R6 Class	38,664	758,198
	Schwab Fundamental International Large Company Index Fund	85,369	770,031
	Vanguard Global Minimum Volatility Fund Admiral Class	83,227	2,419,416
	Vanguard Total World Stock Index Fund Admiral Class	70,666	2,026,715
			11,147,871

4.28%	FOREIGN GROWTH
	American Funds SMALLCAP World Fund F3 Class	14,308	851,440
	Fidelity International Small Cap Opportunities Fund	41,078	846,211
	Harbor Global Leaders Fund Institutional Class	109,352	3,376,785
	MFS International Growth Fund R6 Class	23,943	888,268
	Vanguard International Growth Fund Admiral Class	15,945	1,638,966
			7,601,670

1.50%	GENERAL CORPORATE BOND
	JPMorgan Corporate Bond R6 Class	258,375	2,658,679

1.96%	GROWTH BROAD MARKET
	American Funds New Perspective Fund R6 Class	73,671	3,480,935

6.85%	GROWTH LARGE CAP
	AB FlexFee Large Cap Growth Portfolio Advisor Class	114,520	1,773,913
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	132,137	4,282,573
	JPMorgan Large Cap Growth Fund R6 Class	49,407	2,076,580
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	63,997	2,326,290
	Vanguard U.S. Growth Fund Admiral Class	15,253	1,699,346
			12,158,702

0.23%	GROWTH MID CAP
	Janus Henderson Enterprise Fund Institutional Class	2,919	416,003

0.90%	GROWTH SMALL CAP
	JPMorgan Small Cap Growth Fund R6 Class	22,664	464,841
	Vanguard Explorer Fund Admiral Class	5,198	505,280
	Vanguard Small-Cap Growth Index Fund Institutional Class	11,285	631,417
			1,601,538

0.12%	HEALTHCARE
	T. Rowe Price Health Sciences Fund Institutional Class	2,686	218,699

1.40%	HIGH YIELD BOND
	AB FlexFee High Yield Portfolio Advisor Class	32,795	319,751
	Diamond Hill High Yield Fund Institutional Class	31,627	348,846
	Vanguard High-Yield Corporate Fund Admiral Class	304,294	1,813,594
			2,482,191

2.23%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	68,987	3,961,239

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
3.17%	VALUE LARGE CAP
	JPMorgan Equity Income Fund R6 Class	180,981	$3,518,264
	Vanguard Value Index Fund Institutional Class	45,268	2,117,165
			5,635,429
1.17%	VALUE MID CAP
	Vanguard Mid-Cap Value Index Fund Admiral Class	33,793	2,088,100

52.37%	TOTAL MUTUAL FUNDS		93,013,500

3.23%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 1.74%*	5,727,748	5,729,743

100.48%	TOTAL INVESTMENTS		178,451,107
-0.48%	Liabilities in excess of other assets		(852,637)
100.00%	NET ASSETS		$177,598,470

* Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$79,707,864	$—	$—	$79,707,864
Mutual Funds	93,013,500	—	—	93,013,500
Money Market Funds	5,729,743	—	—	5,729,743
Total Investments	$178,451,107	$—	$—	$178,451,107

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $167,081,193 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,591,729
Gross unrealized depreciation	(221,815)
Net unrealized appreciation	$11,369,914

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value

43.23%	EXCHANGE TRADED FUNDS

5.47%	AGGREGATE BOND
	iShares Core 10+ Year USD Bond ETF	16,532	$1,125,829
	iShares Core International Aggregate Bond ETF	9,470	518,861
	iShares Core Total USD Bond Market ETF	44,365	2,311,860
	iShares Yield Optimized Bond ETF	194,649	4,995,277
	Vanguard Total International Bond ETF	8,959	506,900
	WisdomTree Yield Enhanced U.S. Aggregate Bond ETF	71,169	3,718,580
			13,177,307

1.49%	BROAD MARKET
	iShares Core Dividend Growth ETF	85,318	3,589,328

2.91%	CORPORATE HIGH YIELD
	Invesco BulletShares 2024 Corporate Bond ETF	163,068	3,501,070
	Vanguard Intermediate-Term Corporate Bond ETF	38,290	3,497,026
			6,998,096

0.77%	EMERGING MARKETS
	SPDR Portfolio Emerging Markets ETF	49,267	1,851,947

0.40%	FIXED INCOME EMERGING MARKET
	Vanguard Emerging Markets Government Bond ETF	11,890	967,965

2.26%	GLOBAL MARKETS
	iShares Global 100 ETF	56,036	3,022,582
	iShares MSCI World ETF	24,348	2,405,095
			5,427,677

0.65%	GOVERNMENT
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	3,203	427,056
	Vanguard Long-Term Treasury ETF	13,743	1,144,380
			1,571,436

0.69%	HEALTHCARE
	iShares U.S. Medical Devices ETF	6,310	1,667,859

7.53%	INTERNATIONAL
	ALPS International Sector Dividend Dogs ETF	142,835	3,923,677
	Invesco S&P International Developed Quality ETF	69,874	1,809,052
	iShares Currency Hedged MSCI EAFE Small-Cap ETF	58,523	1,799,407
	iShares MSCI EAFE Small-Cap ETF	38,338	2,387,691
	SPDR Portfolio Developed World ex-US ETF	71,938	2,255,256
	Vanguard FTSE Developed Markets ETF	68,697	3,026,790
	WisdomTree Dynamic Currency Hedged International Equity ETF	18,859	571,428
	WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	61,206	2,014,602
	Xtrackers MSCI All World ex US Hedged Equity ETF	11,637	336,501
			18,124,404

7.86%	LARGE CAP
	iShares Russell Top 200 ETF	53,567	4,024,489
	Schwab U.S. Dividend Equity ETF	49,969	2,894,204
	Schwab U.S. Large-Cap Growth ETF	34,649	3,219,239
	SPDR Portfolio S&P 500 Value ETF	82,659	2,885,626
	SPDR Russell 1000 Yield Focus ETF	45,840	3,494,383
	Vanguard Mega Cap Value ETF	27,586	2,404,947
			18,922,888

7.47%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	6,960	1,830,301
	iShares Russell Mid-Cap Growth ETF	39,384	6,009,211
	Schwab U.S. Mid-Cap ETF	54,423	3,273,543
	Vanguard Mid-Cap ETF	30,580	5,448,744
	WisdomTree U.S. MidCap Dividend ETF	37,574	1,429,315
			17,991,114

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
1.50%	SMALL CAP
	Invesco S&P SmallCap Value with Momentum ETF	31,845	$1,078,272
	SPDR S&P 600 Small Cap Value ETF	18,760	1,232,720
	Vanguard Small-Cap Value ETF	9,548	1,308,744
			3,619,736

2.74%	TECHNOLOGY
	Invesco QQQ Trust Series I ETF	16,564	3,521,672
	iShares U.S. Technology ETF	4,645	1,080,427
	Vanguard Information Technology ETF	8,131	1,990,875
			6,592,974

1.49%	THEMATIC
	Global X Health & Wellness Thematic ETF	164,806	3,588,305

43.23%	TOTAL EXCHANGE TRADED FUNDS		104,091,036

54.55%	MUTUAL FUNDS

3.89%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	101,474	1,173,040
	DFA Investment Grade Portfolio Institutional Class	51,393	578,172
	JPMorgan Income Fund R6 Class	223,498	2,152,284
	Lord Abbett Bond Debenture Fund R6 Class	38,291	309,774
	PIMCO Long-Term Credit Bond Fund Institutional Class	82,023	1,059,733
	TIAA-CREF Bond Plus Fund Institutional Class	110,302	1,180,226
	Vanguard Intermediate-Term Bond Index Fund Institutional Class	246,859	2,915,409
			9,368,638

9.24%	BLEND LARGE CAP
	Bridgeway Blue Chip Fund	225,676	3,369,346
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	251,198	3,441,410
	DFA U.S. Large Company Portfolio Institutional Class	162,485	4,026,374
	Fidelity 500 Index Fund	32,239	3,611,441
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	136,017	3,735,023
	Schwab S&P 500 Index Fund	19,288	952,631
	Vanguard Institutional Index Fund Institutional Class	10,727	3,113,286
			22,249,511

0.73%	BLEND MID CAP
	TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	142,278	1,747,168

0.74%	BLEND SMALL CAP
	Schwab Small-Cap Index Fund	61,560	1,792,628

0.89%	CONVERTIBLE
	Fidelity Convertible Securities Fund	25,541	797,150
	Franklin Convertible Securities Fund R6 Class	30,800	671,140
	Lord Abbett Convertible Fund R6 Class	49,468	671,280
			2,139,570

3.14%	EMERGING MARKET STOCK
	American Funds New World Fund F3 Class	18,892	1,332,088
	JPMorgan Emerging Markets Equity Fund R6 Class	148,803	4,861,387
	TIAA-CREF Emerging Markets Debt Fund Institutional Class	58,596	592,987
	Vanguard Emerging Markets Bond Fund Admiral Class	29,808	772,618
			7,559,080

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
0.58%	FOREIGN AGGREGRATE
	Dodge & Cox Global Bond Fund	126,021	$1,398,838

7.33%	FOREIGN BLEND
	AB Global Core Equity Portfolio Advisor Class	187,283	2,625,702
	DFA International Large Cap Growth Portfolio Institutional Class	15,975	221,730
	DFA International Vector Equity Portfolio Institutional Class	175,018	2,138,724
	MFS Global New Discovery Fund R6 Class	51,804	1,063,009
	MFS International New Discovery Fund R6 Class	13,025	467,213
	MFS Research International Fund R6 Class	78,874	1,546,729
	Schwab Fundamental International Large Company Index Fund	254,705	2,297,436
	Vanguard Global Minimum Volatility Fund Admiral Class	157,238	4,570,920
	Vanguard Total World Stock Index Fund Admiral Class	94,986	2,724,207
			17,655,670

7.02%	FOREIGN GROWTH
	American Funds SMALLCAP World Fund F3 Class	19,108	1,137,111
	Fidelity International Small Cap Opportunities Fund	178,954	3,686,461
	Harbor Global Leaders Fund Institutional Class	228,619	7,059,753
	MFS International Growth Fund R6 Class	48,482	1,798,684
	Vanguard International Growth Fund Admiral Class	31,318	3,219,182
			16,901,191

0.10%	GENERAL CORPORATE BOND
	JPMorgan Corporate Bond R6 Class	22,952	236,181

2.79%	GROWTH BROAD MARKET
	American Funds New Perspective Fund R6 Class	142,091	6,713,790

7.62%	GROWTH LARGE CAP
	AB FlexFee Large Cap Growth Portfolio Advisor Class	154,374	2,391,249
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	162,012	5,250,812
	JPMorgan Large Cap Growth Fund R6 Class	76,891	3,231,744
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	125,846	4,574,509
	Vanguard U.S. Growth Fund Admiral Class	26,037	2,900,758
			18,349,072

0.23%	GROWTH MID CAP
	Janus Henderson Enterprise Fund Institutional Class	3,894	554,944

1.45%	GROWTH SMALL CAP
	JPMorgan Small Cap Growth Fund R6 Class	54,818	1,124,327
	Vanguard Explorer Fund Admiral Class	11,670	1,134,438
	Vanguard Small-Cap Growth Index Fund Institutional Class	22,179	1,240,941
			3,499,706

0.50%	HEALTHCARE
	T. Rowe Price Health Sciences Fund Institutional Class	14,780	1,203,348

0.92%	HIGH YIELD BOND
	AB FlexFee High Yield Portfolio Advisor Class	21,141	206,128
	Diamond Hill High Yield Fund Institutional Class	20,437	225,424
	Vanguard High-Yield Corporate Fund Admiral Class	298,835	1,781,055
			2,212,607

2.47%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	103,742	5,956,876

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
3.46%	VALUE LARGE CAP
	JPMorgan Equity Income Fund R6 Class	280,159	$5,446,282
	Vanguard Value Index Fund Institutional Class	61,499	2,876,289
			8,322,571

1.45%	VALUE MID CAP
	Vanguard Mid-Cap Value Index Fund Admiral Class	56,464	3,488,936

54.55%	TOTAL MUTUAL FUNDS		131,350,325

2.69%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 1.74%*	6,466,506	6,468,673

100.47%	TOTAL INVESTMENTS		241,910,034
-0.47%	Liabilities in excess of other assets		(1,121,992)
100.00%	NET ASSETS		$240,788,042

* Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$104,091,036	$—	$—	$104,091,036
Mutual Funds	131,350,325	—	—	131,350,325
Money Market Funds	6,468,673	—	—	6,468,673
Total Investments	$241,910,034	$—	$—	$241,910,034

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $224,378,655 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,883,918
Gross unrealized depreciation	(352,539)
Net unrealized appreciation	$17,531,379

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value

42.64%	EXCHANGE TRADED FUNDS

0.93%	AGGREGATE BOND
	iShares Core 10+ Year USD Bond ETF	1,429	$97,315
	iShares Core International Aggregate Bond ETF	3,393	185,902
	iShares Yield Optimized Bond ETF	26,064	668,880
			952,097

1.37%	BROAD MARKET
	iShares Core Dividend Growth ETF	33,331	1,402,235

0.70%	CORPORATE HIGH YIELD
	Vanguard Intermediate-Term Corporate Bond ETF	7,837	715,753

1.00%	EMERGING MARKETS
	SPDR Portfolio Emerging Markets ETF	27,247	1,024,215

0.10%	FIXED INCOME EMERGING MARKET
	Vanguard Emerging Markets Government Bond ETF	1,232	100,297

2.18%	GLOBAL MARKETS
	iShares Global 100 ETF	22,880	1,234,147
	iShares MSCI World ETF	10,077	995,406
			2,229,553

0.10%	GOVERNMENT
	Vanguard Long-Term Treasury ETF	1,163	96,843

1.21%	HEALTHCARE
	iShares U.S. Medical Devices ETF	4,654	1,230,145

11.02%	INTERNATIONAL
	ALPS International Sector Dividend Dogs ETF	90,550	2,487,409
	Invesco S&P International Developed Quality ETF	38,616	999,776
	iShares Currency Hedged MSCI EAFE Small-Cap ETF	42,415	1,304,134
	iShares MSCI EAFE Small-Cap ETF	26,116	1,626,504
	SPDR Portfolio Developed World ex-US ETF	39,204	1,229,045
	Vanguard FTSE Developed Markets ETF	36,379	1,602,859
	WisdomTree Dynamic Currency Hedged International Equity ETF	8,118	245,975
	WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	48,982	1,612,247
	Xtrackers MSCI All World ex US Hedged Equity ETF	5,050	146,028
			11,253,977

7.48%	LARGE CAP
	iShares Russell Top 200 ETF	16,238	1,219,961
	Schwab U.S. Dividend Equity ETF	20,696	1,198,712
	Schwab U.S. Large-Cap Growth ETF	14,031	1,303,620
	SPDR Portfolio S&P 500 Value ETF	33,971	1,185,928
	SPDR Russell 1000 Yield Focus ETF	22,781	1,736,596
	Vanguard Mega Cap Value ETF	11,364	990,714
			7,635,531

8.46%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	3,147	827,580
	iShares Russell Mid-Cap Growth ETF	19,608	2,991,789
	Schwab U.S. Mid-Cap ETF	25,872	1,556,201
	Vanguard Mid-Cap ETF	14,893	2,653,635
	WisdomTree U.S. MidCap Dividend ETF	15,914	605,369
			8,634,574

2.14%	SMALL CAP
	Invesco S&P SmallCap Value with Momentum ETF	20,359	689,356
	SPDR S&P 600 Small Cap Value ETF	11,466	753,431
	Vanguard Small-Cap Value ETF	5,442	745,935
			2,188,722

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
3.87%	TECHNOLOGY
	Invesco QQQ Trust Series I ETF	6,920	$1,471,261
	iShares U.S. Technology ETF	3,504	815,030
	Vanguard Information Technology ETF	6,787	1,661,797
			3,948,088

2.08%	THEMATIC
	Global X Health & Wellness Thematic ETF	97,460	2,121,987

42.64%	TOTAL EXCHANGE TRADED FUNDS		43,534,017

51.83%	MUTUAL FUNDS

0.40%	AGGREGATE BOND
	JPMorgan Income Fund R6 Class	17,318	166,772
	PIMCO Long-Term Credit Bond Fund Institutional Class	7,563	97,708
	TIAA-CREF Bond Plus Fund Institutional Class	13,724	146,847
			411,327

8.66%	BLEND LARGE CAP
	Bridgeway Blue Chip Fund	90,508	1,351,280
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	100,887	1,382,157
	DFA U.S. Large Company Portfolio Institutional Class	64,484	1,597,922
	Fidelity 500 Index Fund	10,705	1,199,132
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	54,631	1,500,169
	Schwab S&P 500 Index Fund	11,989	592,113
	Vanguard Institutional Index Fund Institutional Class	4,212	1,222,563
			8,845,336

0.90%	BLEND MID CAP
	TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	75,044	921,543

1.20%	BLEND SMALL CAP
	Schwab Small-Cap Index Fund	41,903	1,220,223

0.19%	CONVERTIBLE
	Fidelity Convertible Securities Fund	6,305	196,789

3.84%	EMERGING MARKET STOCK
	American Funds New World Fund F3 Class	17,252	1,216,434
	JPMorgan Emerging Markets Equity Fund R6 Class	80,231	2,621,158
	Vanguard Emerging Markets Bond Fund Admiral Class	3,370	87,355
			3,924,947

8.79%	FOREIGN BLEND
	AB Global Core Equity Portfolio Advisor Class	82,150	1,151,740
	DFA International Large Cap Growth Portfolio Institutional Class	7,234	100,411
	DFA International Vector Equity Portfolio Institutional Class	105,230	1,285,916
	MFS Global New Discovery Fund R6 Class	20,157	413,612
	MFS International New Discovery Fund R6 Class	5,724	205,306
	MFS Research International Fund R6 Class	45,343	889,183
	Schwab Fundamental International Large Company Index Fund	105,311	949,909
	Vanguard Global Minimum Volatility Fund Admiral Class	98,288	2,857,242
	Vanguard Total World Stock Index Fund Admiral Class	39,056	1,120,119
			8,973,438

7.84%	FOREIGN GROWTH
	American Funds SMALLCAP World Fund F3 Class	7,683	457,196
	Fidelity International Small Cap Opportunities Fund	72,167	1,486,646
	Harbor Global Leaders Fund Institutional Class	108,668	3,355,678
	MFS International Growth Fund R6 Class	26,910	998,376
	Vanguard International Growth Fund Admiral Class	16,649	1,711,369
			8,009,265

0.10%	GENERAL CORPORATE BOND
	JPMorgan Corporate Bond R6 Class	9,520	97,956

3.12%	GROWTH BROAD MARKET
	American Funds New Perspective Fund R6 Class	67,426	3,185,861

6.98%	GROWTH LARGE CAP
	AB FlexFee Large Cap Growth Portfolio Advisor Class	64,231	994,934
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	54,679	1,772,159
	JPMorgan Large Cap Growth Fund R6 Class	27,659	1,162,501
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	54,766	1,990,743
	Vanguard U.S. Growth Fund Admiral Class	10,793	1,202,409
			7,122,746

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

Security Description		Number of Shares	Fair Value
0.23%	GROWTH MID CAP
	Janus Henderson Enterprise Fund Institutional Class	1,619	$230,719

2.08%	GROWTH SMALL CAP
	JPMorgan Small Cap Growth Fund R6 Class	31,851	653,268
	Vanguard Explorer Fund Admiral Class	6,274	609,927
	Vanguard Small-Cap Growth Index Fund Institutional Class	15,333	857,893
			2,121,088

0.53%	HEALTHCARE
	T. Rowe Price Health Sciences Fund Institutional Class	6,624	539,286

0.19%	HIGH YIELD BOND
	Vanguard High-Yield Corporate Fund Admiral Class	33,070	197,100

2.28%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	40,598	2,331,162

2.81%	VALUE LARGE CAP
	JPMorgan Equity Income Fund R6 Class	86,417	1,679,952
	Vanguard Value Index Fund Institutional Class	25,463	1,190,899
			2,870,851

1.69%	VALUE MID CAP
	Vanguard Mid-Cap Value Index Fund Admiral Class	27,894	1,723,542

51.83%	TOTAL MUTUAL FUNDS		52,923,179

5.43%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 1.74%*	5,544,839	5,546,575

99.90%	TOTAL INVESTMENTS		102,003,771
0.10%	Other assets, net of liabilities		101,107
100.00%	NET ASSETS		$102,104,878

* Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$43,534,017	$—	$—	$43,534,017
Mutual Funds	52,923,179	—	—	52,923,179
Money Market Funds	5,546,575	—	—	5,546,575
Total Investments	$102,003,771	$—	$—	$102,003,771

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $94,622,013 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,558,038
Gross unrealized depreciation	(176,280)
Net unrealized appreciation	$7,381,758

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	February 24, 2020